BANK LOAN	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
BANK LOAN
8. BANK LOAN

NOTE 8 - BANK LOANS

On April 10, 2020, the Company obtained a Paycheck Protection Program (“PPP”) loan in the amount of $103,200 pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). On April 16, 2021, the Company filed for the forgiveness of the PPP loan and was approved for forgiveness of such loan on April 26, 2021.

On January 10, 2017, the Company entered into a promissory note with Community National Bank for $245,000, at an annual interest rate of 5% and a maturity date of January 10, 2020 (the “CNB Note”). The CNB Note is secured by certain real property owned by the Company in LaCoste, Texas, and is also personally guaranteed by the Company’s President, as well as certain shareholders of the Company. On January 10, 2020, the loan was modified, with certain terms amended. The modified note is for the principal balance of $222,736, with initial monthly payments of $1,730 through February 1, 2037, when all unpaid principal and interest will be due and payable. The loan has an initial yearly rate of interest of 5.75% , which may change beginning on February 1, 2023 and each 36 months thereafter, to the Wall Street Journal Prime Rate plus 1%, but never below 4.25%. The monthly payments may change on the same dates as the interest changes. The Company is also allowed to make payments against the principal at any time. The balance of the CNB Note is $210,738 at September 30, 2021, $10,380 of which was in current liabilities, and $214,452 at March 31, 2021, of which $8,725 was in current liabilities.

On November 3, 2015, the Company entered into a short-term note agreement with Community National Bank for a total value of $50,000, with a maturity date of December 15, 2017. On July 18, 2018, the short-term note was replaced by a promissory note for the outstanding balance of $25,298, which bears interest at 8% with a maturity date of July 18, 2021. The note is guaranteed by an officer and director. The note was paid off in full in July of 2021. The balance of the note at March 31, 2021 was $3,124.

Maturities on Bank loan is as follows:

Years ended:
March 31, 2022	$10,380
March 31, 2023	20,760
March 31, 2024	20,760
March 31, 2025	20,760
March 31, 2025	20,760
Thereafter	117,318
$210,738

NOTE 6 – BANK LOANS

On April 10, 2020, the Company obtained a Paycheck Protection Program (“PPP”) loan in the amount of $103,200 pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). Interest on the loan is at the rate of 1% per year, and all loan payments are deferred for nine months, at which time the balance is payable in 18 monthly installments if not forgiven in accordance with the CARES Act and the terms of the promissory note executed by the Company in connection with the loan. The promissory note contains events of default and other provisions customary for a loan of this type. As required, the Company has used the PPP loan proceeds for payroll, healthcare benefits, and utilities. The program provides that the use of PPP Loan amount shall be limited to certain qualifying expenses and may be partially or wholly forgiven in accordance with the requirements set forth in the CARES Act. On April 16, 2021, the Company filed for the forgiveness of the PPP loan and was approved for forgiveness of such loan on April 26, 2021.

On January 10, 2017, the Company entered into a promissory note with Community National Bank for $245,000, at an annual interest rate of 5% and a maturity date of January 10, 2020 (the “CNB Note”). The CNB Note is secured by certain real property owned by the Company in LaCoste, Texas, and is also personally guaranteed by the Company’s President, as well as certain shareholders of the Company. On January 10, 2020, the loan was modified, with certain terms amended. The modified note is for the principal balance of $222,736, with initial monthly payments of $1,730 through February 1, 2037, when all unpaid principal and interest will be due and payable. The loan has an initial yearly rate of interest of 5.75%, which may change beginning on February 1, 2023, and each 36 months thereafter, to the Wall Street Journal Prime Rate plus 1%, but never below 4.25%. The monthly payments may change on the same dates as the interest changes. The Company is also allowed to make payments against the principal at any time. The balance of the CNB Note is $214,852 as of March 31, 2021, $8,725 of which was in current liabilities, and $222,736 as of March 31, 2020, of which $8,904 was in current liabilities.

On November 3, 2015, the Company entered into a short-term note agreement with Community National Bank for a total value of $50,000, with a maturity date of December 15, 2017. On July 18, 2018, the short-term note was replaced by a promissory note for the outstanding balance of $25,298, which bears interest at 8% with a maturity date of July 18, 2021. The note is guaranteed by an officer and director. The balance of the note as of March 31, 2021, and March 31, 2020 was $3,124 and $12,005, respectively.

Maturities on Bank loans are as follows:

Years Ended	Maturities ($)
March 31, 2022	115,049
March 31, 2023	9,240
March 31, 2024	9,786
March 31, 2025	10,364
March 31, 2026	10,975
Thereafter	165,762
Total	321,176